Founder Preferred Shares Dividend Reserve (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of classes of share capital [line items]
Equity, beginning balance	€ 2,299.0
Equity, ending balance	2,606.2
Founder preferred shares dividend reserve
Disclosure of classes of share capital [line items]
Equity, beginning balance	166.0
Equity, ending balance	0.0
Increase (decrease) through other changes, equity	€ (166.0)